Note 18 - Interest Rate Risk and Liquidity Risk - Interest Rate Risk Gaps (Details) - CAD ($) $ in Thousands	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Statement Line Items [Line Items]
Cash	$ 271,523	$ 257,644	$ 139,145
Loans	2,103,050	1,654,910
Other	40,513	31,331
Total Assets	2,415,086	1,943,885
Deposits	1,853,204	1,567,570
Subordinated notes	95,272	4,889
Other	134,504	107,393
Equity	332,106	255,288
Total liabilities and equity	2,415,086	1,943,885
Gap	0	0
Cumulative	0	0
Interest rate risk [member]
Statement Line Items [Line Items]
Cash	0
Loans	6,742
Other	40,513
Total Assets	47,255
Deposits	12,931
Subordinated notes	0
Other	15,853
Equity	318,459
Total liabilities and equity	347,243
Gap	(299,988)	(220,202)
Cumulative	0	0
Floating interest rate [member]
Statement Line Items [Line Items]
Deposits	495,551
Floating interest rate [member] | Interest rate risk [member]
Statement Line Items [Line Items]
Cash	271,523
Loans	659,508
Other	0
Total Assets	931,031
Deposits	495,551
Subordinated notes	0
Other	118,651
Equity	0
Total liabilities and equity	614,202
Gap	316,829	208,947
Cumulative	$ 316,829	208,947
Floating interest rate [member] | Interest rate risk [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	0.00%
Floating interest rate [member] | Interest rate risk [member] | Other liabilities [member]
Statement Line Items [Line Items]
Effective rate	0.33%
Floating interest rate [member] | Interest rate risk [member] | Cash [member]
Statement Line Items [Line Items]
Effective rate	0.70%
Floating interest rate [member] | Interest rate risk [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	5.01%
Fixed interest rate [member] | Not later than three months [member]
Statement Line Items [Line Items]
Deposits	$ 260,915
Fixed interest rate [member] | Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Deposits	399,376
Fixed interest rate [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Deposits	272,782
Fixed interest rate [member] | Interest rate risk [member] | Not later than three months [member]
Statement Line Items [Line Items]
Cash	0
Loans	51,453
Other	0
Total Assets	51,453
Deposits	260,915
Subordinated notes	0
Other	0
Equity	0
Total liabilities and equity	260,915
Gap	(209,462)	(156,219)
Cumulative	$ 107,367	52,728
Fixed interest rate [member] | Interest rate risk [member] | Not later than three months [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	1.21%
Fixed interest rate [member] | Interest rate risk [member] | Not later than three months [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	5.18%
Fixed interest rate [member] | Interest rate risk [member] | Later than three months and not later than one year [member]
Statement Line Items [Line Items]
Cash	$ 0
Loans	246,853
Other	0
Total Assets	246,853
Deposits	399,376
Subordinated notes	0
Other	0
Equity	0
Total liabilities and equity	399,376
Gap	(152,523)	(188,721)
Cumulative	$ (45,156)	(135,993)
Fixed interest rate [member] | Interest rate risk [member] | Later than three months and not later than one year [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	1.49%
Fixed interest rate [member] | Interest rate risk [member] | Later than three months and not later than one year [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	4.02%
Fixed interest rate [member] | Interest rate risk [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Cash	$ 0
Loans	231,885
Other	0
Total Assets	231,885
Deposits	272,782
Subordinated notes	0
Other	0
Equity	0
Total liabilities and equity	272,782
Gap	(40,897)	(130,629)
Cumulative	$ (86,053)	(266,622)
Fixed interest rate [member] | Interest rate risk [member] | Later than one year and not later than two years [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	2.04%
Fixed interest rate [member] | Interest rate risk [member] | Later than one year and not later than two years [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	4.78%
Fixed interest rate [member] | Interest rate risk [member] | Later than two year and not later than five years [member]
Statement Line Items [Line Items]
Cash	$ 0
Loans	752,776
Other	0
Total Assets	752,776
Deposits	411,649
Subordinated notes	0
Other	0
Equity	$ 13,647
Effective rate	6.77%
Total liabilities and equity	$ 425,296
Gap	327,480	338,148
Cumulative	$ 241,427	71,526
Fixed interest rate [member] | Interest rate risk [member] | Later than two year and not later than five years [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Effective rate	1.79%
Fixed interest rate [member] | Interest rate risk [member] | Later than two year and not later than five years [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	4.28%
Fixed interest rate [member] | Interest rate risk [member] | Later than five years [member]
Statement Line Items [Line Items]
Cash	$ 0
Loans	153,833
Other	0
Total Assets	153,833
Deposits	0
Subordinated notes	95,272
Other	0
Equity	0
Total liabilities and equity	95,272
Gap	58,561	148,676
Cumulative	$ 299,988	$ 220,202
Fixed interest rate [member] | Interest rate risk [member] | Later than five years [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Effective rate	5.64%
Fixed interest rate [member] | Interest rate risk [member] | Later than five years [member] | Loans [member]
Statement Line Items [Line Items]
Effective rate	3.79%